Financial Instruments - Carrying Amounts and Classifications of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,593	$ 3,808
Cash equivalents	0	0
Bank overdraft
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1
Bank overdraft | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1
Accounts payable, accrued liabilities and other current liabilities(5)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	574	720
Accounts payable, accrued liabilities and other current liabilities(5) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	574	720
Dividends payable (common and preferred)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	52	49
Dividends payable (common and preferred) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	52	49
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		81
Contingent consideration | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		81
Credit facilities, long-term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,593	3,808
Credit facilities, long-term debt and lease liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,593	3,808
Exchangeable securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	750	750
Exchangeable securities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	750	750
Within one year | Risk Management Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	156	277
Within one year | Derivatives | Risk Management Liabilities | Derivatives held for trading (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	156	277
Later than one year | Risk Management Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	519	305
Later than one year | Derivatives | Risk Management Liabilities | Derivatives held for trading (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	519	305
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	205	337
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	205	337
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	78	69
Restricted cash | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	78	69
Trade and other receivables(2)
Disclosure of detailed information about financial instruments [line items]
Financial assets	630	725
Trade and other receivables(2) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	630	725
Long-term financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	140
Long-term financial assets | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	140
Long-term portion of finance lease receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	277	305
Long-term portion of finance lease receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	277	305
Long-term portion of loan receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	30	24
Long-term portion of loan receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	30	24
Other investments(4)
Disclosure of detailed information about financial instruments [line items]
Financial assets	26	23
Other investments(4) | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	25	22
Other investments(4) | Other financial assets (FVOCI)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Risk management assets | Within one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	162	318
Risk management assets | Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	32	93
Risk management assets | Derivatives used for hedging | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		45
Risk management assets | Derivatives held for trading (FVTPL) | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	162	273
Risk management assets | Derivatives held for trading (FVTPL) | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 32	$ 93